TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of Income/ (loss) before income taxes

Income before income taxes for the years ended December 31, 2023, 2024 and 2025 were taxed within the following jurisdictions (RMB in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Pre-tax income/(loss) from domestic (PRC) entities	9,798,930	(1,123,109)	(11,814,969)
Pre-tax income/(loss) from foreign (non-PRC) entities	(2,308,765)	1,383,050	2,631,195
Income/(loss) before income taxes	7,490,165	259,941	(9,183,774)

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	For the year ended December 31, 2025
	RMB	%
PRC statutory income tax rate*	2,295,944	25.0
Foreign Tax Effects
United States
—Statutory tax rate difference between United States and PRC	(14,068)	(0.2)
—Qualified Section 45X credit	960,225	10.5
—Other permanent differences	(251)	(0.0)
Malaysia
—Statutory tax rate difference between Malaysia and PRC	(4,930)	(0.1)
—Change in valuation allowance	(105,067)	(1.1)
Other foreign Jurisdictions	(138,409)	(1.5)
Effect of cross-border tax laws	(243,257)	(2.6)
Change in valuation allowance	(197,160)	(2.1)
Effect of tax holiday for subsidiaries	(321,027)	(3.5)
Effects of changes in rates enacted in the current period	(40,797)	(0.4)
Nontaxable or Nondeductible Items
—Tax deductions for research and development costs	129,225	1.4
—Other permanent differences	(99,480)	(1.2)
Effective tax rate	2,220,948	24.2

	For the year ended December 31,
	2023	2024
	%	%
PRC statutory income tax rate*	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	0.6	(3.3)
—Change in fair value of convertible senior notes	0.1	31.3
—Accrued payroll and welfare expenses	0.1	0.1
—Change of enacted tax rate and preferential tax benefit	(1.4)	(80.8)
—Other permanent differences	(0.3)	93.3
Difference in tax rate of subsidiaries outside the PRC	2.4	(43.4)
Effect of tax holiday for subsidiaries	(10.7)	(189.5)
U.S. tax credits	(0.5)	(71.8)
Change in valuation allowance	1.5	265.8
Effective tax rate	16.8	26.7

*The Company generates substantially all of its income (loss) from its PRC operations for the years ended December 31, 2023, 2024 and 2025.

Schedule of current and deferred income tax expense

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	(2,105,688)	(1,495,623)	(465,784)
Deferred income tax benefit	845,403	1,426,182	2,686,732
Income tax (expenses)/benefits, net	(1,260,285)	(69,441)	2,220,948

Schedule of aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The aggregate amount of effect*	797,930	492,489	321,027
Per share effect—basic	3.84	2.36	1.54
Per share effect—diluted	3.53	2.35	1.54

* Decrease of the aggregated amount of effect in 2025 was mainly attributable to the lower profit generated by the Group’s PRC subsidiaries with preferential tax rates.

Schedule of cash paid for income taxes, net

For the year ended
December 31,2025
RMB
PRC taxes	751,930
Non-PRC taxes
—Vietnam	192,546
—United States	83,041
—Others	16,710
Total income taxes paid, net	1,044,227

Schedule of deferred tax assets/liability

Significant components of assets/liability (RMB in thousands)

	As of December 31,
	2024	2025
	RMB	RMB
Net operating losses	1,079,204	3,389,532
Accrued warranty costs	540,349	389,597
Provision for inventories, accounts receivable, other receivable	479,786	418,916
Timing difference for subsidiary income	1,045,870	933,042
Timing difference for countervailing duties	18,534	23,226
Impairment for property, plant and equipment	153,889	392,179
US tax credits	134,942	159,458
Other temporary differences	435,293	501,021
Total deferred tax assets	3,887,867	6,206,971
Less: Valuation allowance	(1,047,994)	(1,328,577)
Less: Deferred tax liabilities in the same tax jurisdiction	(198,476)	(302,092)
Deferred tax assets	2,641,397	4,576,302

Timing difference for property, plant and equipment	(191,196)	(208,825)
Other temporary differences	(63,998)	(123,241)
Total deferred tax liabilities	(255,194)	(332,066)
Less: Deferred tax assets in the same tax jurisdiction	198,476	302,092
Deferred tax liabilities	(56,718)	(29,974)

Schedule of Movement of valuation allowance

Movement of valuation allowance (RMB in thousands)

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
At beginning of year	(243,141)	(357,198)	(1,047,994)
Current year additions	(222,649)	(744,084)	(492,555)
Utilization and reversal of valuation allowances	108,592	53,288	211,972
Decrease of valuation allowances related to the disposal of a subsidiary	—	—	—
At end of year	(357,198)	(1,047,994)	(1,328,577)